Accumulated Other Comprehensive Loss - Reclassifications out of Accumulated Other Comprehensive Loss (Detail) - Reclassification out of Accumulated Other Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Interest Expense | Interest Rate Contract
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Loss on Qualifying Hedges	[1]	$ (3,090)	$ (10,271)	$ (12,218)
(Loss) Income Before Income Taxes
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Loss on Qualifying Hedges	[1]	(3,090)	(10,271)	(12,218)
(Benefit from) provision for income taxes
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Loss on Qualifying Hedges	[1]	774	2,587	3,078
Net (loss) income
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Loss on Qualifying Hedges	[1]	$ (2,316)	$ (7,684)	$ (9,140)

[1]	Amounts in parentheses indicate debits to profit/loss